Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
2023	$ 89
2024	178
2025	178
2026	132
2027	120
Thereafter	432
Amortization expense	$ 1,129